Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Current assets:
Cash	$ 45,181		$ 295,401		$ 72,358
Total current assets	45,181		295,401		72,358
Intangibles, net	97,880		75,535		46,932
Total assets	143,061		370,936		119,290
Current liabilities:
Accounts payable and accrued expenses	562,662		749,395		624,316
Un-issued shares liability	380		960
Un-issued shares liability related party	5,700	[1]	38,400	[1]
Convertible notes payable, net of premium and discount	2,000,000		2,165,000		2,122,181
Total current liabilities	2,769,242		3,663,482		3,277,497
Total liabilities	2,769,242		3,663,482		3,277,497
Commitments and contingencies
Stockholders’ deficit:
Preferred stock, $0.001 par value; 50,000,000 shares authorized, nil issued and outstanding
Common Stock, $0.001 par value; 300,000,000 shares authorized; 132,035,294 and 123,252,235 issued and outstanding as at June 30, 2023, and December 31, 2022, respectively	132,035		123,252		110,841
Additional paid-in capital	11,279,970		8,392,430		5,881,876
Non-controlling interest	(624,286)		(590,628)		(397,256)
Accumulated deficit	(13,413,901)		(11,217,600)		(8,753,668)
Total stockholders’ deficit	(2,626,182)		(3,292,546)		(3,158,207)
Total liabilities and stockholders’ deficit	143,060		370,936		119,290
Related Party [Member]
Current liabilities:
Accounts payable related party	$ 200,500		$ 709,727		$ 531,000

[1]	There are currently 30,000 shares of Common Stock awarded but not issued to three Board Members in the first quarter of 2023. The total fair market value at the time of the award was $5,700